Liquidity Risk - Summary of Wholesale Funding by Currency (Details) - Liquidity risk	Dec. 31, 2024	Dec. 31, 2023
Sterling
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	59.00%	63.00%
Sterling | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	42.00%	38.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	25.00%	23.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	89.00%	87.00%
Sterling | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	65.00%	71.00%
Sterling | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	48.00%	21.00%
Sterling | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	98.00%
Sterling | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Sterling | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	24.00%	29.00%
Sterling | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	48.00%	54.00%
Sterling | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	76.00%	76.00%
Sterling | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
US Dollar
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	23.00%	23.00%
US Dollar | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	48.00%	48.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	62.00%	60.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	11.00%	13.00%
US Dollar | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	15.00%	14.00%
US Dollar | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	56.00%
US Dollar | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	97.00%	97.00%
US Dollar | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	67.00%	70.00%
US Dollar | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	9.00%	5.00%
US Dollar | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	24.00%	24.00%
US Dollar | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	16.00%	14.00%
Euro | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	9.00%	13.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	12.00%	17.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	19.00%	15.00%
Euro | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	52.00%	23.00%
Euro | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	2.00%
Euro | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	2.00%
Euro | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	8.00%	0.00%
Euro | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	40.00%	39.00%
Euro | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	0.00%
Other | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	3.00%	2.00%
Other | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%